NATIONWIDE

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
NVIT Government Bond Fund - Class I (GBF)
21,659 shares (cost $256,290)	$248,861
NVIT Money Market Fund - Class I (SAM)
16,067,627 shares (cost $16,067,627)	16,067,627
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
37,849 shares (cost $573,039)	574,931
VA Fundamental Large Cap Fund - Class 1 (EVGI)
1,215,705 shares (cost $20,673,424)	24,095,266
VA Omega Fund - Class 1 (EVOM)
686,836 shares (cost $10,401,316)	16,662,630
High Income Portfolio - Initial Class (FHIP)
30,168 shares (cost $162,758)	168,033
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
31,409 shares (cost $439,024)	456,682
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
0.22 shares (cost $5)	5
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
0.15 shares (cost $2)	3
VIP Fund - Overseas Portfolio - Initial Class (FOP)
7,765 shares (cost $133,902)	130,217
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
1,756 shares (cost $26,761)	29,381
Advantage Funds(R) - VT International Equity - Class 1 (WFVIE1)
1,276,794 shares (cost $6,026,240)	7,341,565
Advantage Funds(R) - VT Small Cap Growth - Class 1 (WFVSG1)
237,685 shares (cost $1,492,319)	1,915,744
Advantage Funds(R) - VT Small Cap Value - Class 1 (WFVSV1)
750,910 shares (cost $5,530,119)	6,788,230

Total Investments	$74,479,175

Accounts Payable	(42,240)

$74,436,935

Contract Owners’ Equity:
Accumulation units	74,436,935

Total Contract Owners’ Equity (note 5)	$74,436,935

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	GBF	SAM	NVOLG1	EVFF	EVSI	EVGI	EVGR
Reinvested dividends	$668,022	7,223	24	26	247,967	46,523	130,560	-
Mortallity and expense risk charges (note 2)	(1,075,267)	(3,482)	(192,420)	(469)	(66,025)	(31,360)	(330,750)	(12,459)

Net investment income (loss)	(407,245)	3,741	(192,396)	(443)	181,942	15,163	(200,190)	(12,459)

Realized gain (loss) on investments	(7,615,691)	395	-	14	(1,783,907)	(1,342,319)	403,181	(375,318)
Change in unrealized gain (loss) on investments	16,498,106	(5,537)	-	1,892	2,176,190	1,449,665	2,899,483	325,166

Net gain (loss) on investments	8,882,415	(5,142)	-	1,906	392,283	107,346	3,302,664	(50,152)

Reinvested capital gains	251,322	9,403	-	147	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,726,492	8,002	(192,396)	1,610	574,225	122,509	3,102,474	(62,611)

Investment Activity:	EVIG	EVOM	EVSC	FHIP	FAMP	FCP	FGOP	FOP
Reinvested dividends	$66,202	133,425	12,959	13,295	7,454	228	-	1,753
Mortallity and expense risk charges (note 2)	(52,966)	(219,532)	(51,195)	(2,427)	(5,948)	(6,386)	(1,112)	(2,023)

Net investment income (loss)	13,236	(86,107)	(38,236)	10,868	1,506	(6,158)	(1,112)	(270)

Realized gain (loss) on investments	(2,691,346)	551,899	(2,330,405)	(8,066)	(1,218)	(119,974)	(21,583)	(513)
Change in unrealized gain (loss) on investments	2,094,494	2,099,272	2,153,786	17,030	49,784	185,207	39,090	11,144

Net gain (loss) on investments	(596,852)	2,651,171	(176,619)	8,964	48,566	65,233	17,507	10,631

Reinvested capital gains	239,224	-	-	-	2,257	-	-	239

Net increase (decrease) in contract owners’ equity resulting from operations	$(344,392)	2,565,064	(214,855)	19,832	52,329	59,075	16,395	10,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FOPR	WFVIE1	WFVSG1	WFVSV1
Reinvested dividends	$383	-	-	-
Mortallity and expense risk charges (note 2)	(387)	(43,843)	(11,429)	(41,054)

Net investment income (loss)	(4)	(43,843)	(11,429)	(41,054)

Realized gain (loss) on investments	(1,612)	40,279	25,189	39,613
Change in unrealized gain (loss) on investments	4,578	1,315,325	423,425	1,258,112

Net gain (loss) on investments	2,966	1,355,604	448,614	1,297,725

Reinvested capital gains	52	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,014	1,311,761	437,185	1,256,671

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		GBF		SAM		NVOLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(407,245)	532,393	3,741	4,329	(192,396)	(81,421)	(443)	-
Realized gain (loss) on investments	(7,615,691)	(5,681,027)	395	173	-	-	14	-
Change in unrealized gain (loss) on investments	16,498,106	26,603,821	(5,537)	(4,123)	-	-	1,892	-
Reinvested capital gains	251,322	4,471	9,403	3,105	-	-	147	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,726,492	21,459,658	8,002	3,484	(192,396)	(81,421)	1,610	-

Equity transactions:
Purchase payments received from contract owners (note 3)	930,434	892,130	-	-	176,014	129,679	-	-
Transfers between funds	-	-	41,999	130,105	16,792,842	1,139,795	582,053	-
Redemptions (note 3)	(21,272,020)	(19,945,415)	(23,556)	(5,838)	(5,903,693)	(3,509,681)	(8,762)	-
Contingent deferred sales charges (note 2)	(7,102)	(10,878)	-	-	(2,062)	(713)	-	-
Adjustments to maintain reserves	(3,601)	(875)	(7)	(9)	(15)	(130)	5	-

Net equity transactions	(20,352,289)	(19,065,038)	18,436	124,258	11,063,086	(2,241,050)	573,296	-

Net change in contract owners’ equity	(11,625,797)	2,394,620	26,438	127,742	10,870,690	(2,322,471)	574,906	-
Contract owners’ equity beginning of period	86,062,732	83,668,112	222,409	94,667	5,196,924	7,519,395	-	-

Contract owners’ equity end of period	$74,436,935	86,062,732	248,847	222,409	16,067,614	5,196,924	574,906	-

CHANGES IN UNITS:
Beginning units	5,216,688	6,625,092	12,437	5,360	402,766	574,842	-	-
Units purchased	3,138,114	266,496	2,325	7,405	1,408,081	123,296	42,054	-
Units redeemed	(3,899,664)	(1,674,900)	(1,292)	(328)	(547,914)	(295,372)	(632)	-

Ending units	4,455,138	5,216,688	13,470	12,437	1,262,933	402,766	41,422	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EVFF		EVSI		EVGI		EVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$181,942	267,350	15,163	303,954	(200,190)	(57,851)	(12,459)	(19,757)
Realized gain (loss) on investments	(1,783,907)	(1,783,493)	(1,342,319)	(1,098,646)	403,181	(919,804)	(375,318)	(138,685)
Change in unrealized gain (loss) on investments	2,176,190	5,993,638	1,449,665	2,758,585	2,899,483	7,836,240	325,166	606,892
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	574,225	4,477,495	122,509	1,963,893	3,102,474	6,858,585	(62,611)	448,450

Equity transactions:
Purchase payments received from contract owners (note 3)	65,379	244,111	4,832	90,153	239,731	179,589	1,886	11,533
Transfers between funds	(13,268,935)	(230,886)	(6,066,107)	(75,394)	870,299	(447,632)	(1,257,233)	19,362
Redemptions (note 3)	(2,035,869)	(3,069,121)	(1,283,464)	(2,194,824)	(5,493,391)	(5,247,927)	(213,811)	(346,009)
Contingent deferred sales charges (note 2)	(123)	(1,131)	(62)	(1,096)	(1,916)	(3,147)	(252)	(183)
Adjustments to maintain reserves	1	(142)	3	(61)	3,259	(126)	(419)	(29)

Net equity transactions	(15,239,547)	(3,057,169)	(7,344,798)	(2,181,222)	(4,382,018)	(5,519,243)	(1,469,829)	(315,326)

Net change in contract owners’ equity	(14,665,322)	1,420,326	(7,222,289)	(217,329)	(1,279,544)	1,339,342	(1,532,440)	133,124
Contract owners’ equity beginning of period	14,665,322	13,244,996	7,222,289	7,439,618	25,374,759	24,035,417	1,532,440	1,399,316

Contract owners’ equity end of period	$-	14,665,322	-	7,222,289	24,095,215	25,374,759	-	1,532,440

CHANGES IN UNITS:
Beginning units	1,083,329	1,354,501	482,365	652,995	1,210,937	1,538,771	147,213	185,262
Units purchased	10,673	34,998	11,617	25,187	80,267	21,933	41,612	9,023
Units redeemed	(1,094,002)	(306,170)	(493,982)	(195,817)	(289,869)	(349,767)	(188,825)	(47,072)

Ending units	-	1,083,329	-	482,365	1,001,335	1,210,937	-	147,213

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EVIG		EVOM		EVSC		FHIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$13,236	146,949	(86,107)	4,567	(38,236)	(48,356)	10,868	8,832
Realized gain (loss) on investments	(2,691,346)	(236,876)	551,899	(166,617)	(2,330,405)	(1,149,559)	(8,066)	(39,468)
Change in unrealized gain (loss) on investments	2,094,494	926,655	2,099,272	5,390,341	2,153,786	2,594,883	17,030	94,446
Reinvested capital gains	239,224	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(344,392)	836,728	2,565,064	5,228,291	(214,855)	1,396,968	19,832	63,810

Equity transactions:
Purchase payments received from contract owners (note 3)	76,223	85,872	187,749	64,430	92,660	85,858	-	-
Transfers between funds	(6,069,909)	(71,790)	363,548	(306,255)	(5,406,124)	(224,148)	38,959	(2,242)
Redemptions (note 3)	(894,069)	(1,420,009)	(3,133,985)	(2,331,834)	(1,084,442)	(1,406,549)	(49,355)	(102,725)
Contingent deferred sales charges (note 2)	(58)	(1,582)	(1,794)	(1,542)	(92)	(1,484)	-	-
Adjustments to maintain reserves	1,167	(34)	844	(113)	381	(161)	(6)	(26)

Net equity transactions	(6,886,646)	(1,407,543)	(2,583,638)	(2,575,314)	(6,397,617)	(1,546,484)	(10,402)	(104,993)

Net change in contract owners’ equity	(7,231,038)	(570,815)	(18,574)	2,652,977	(6,612,472)	(149,516)	9,430	(41,183)
Contract owners’ equity beginning of period	7,231,038	7,801,853	16,681,205	14,028,228	6,612,472	6,761,988	158,593	199,776

Contract owners’ equity end of period	$-	7,231,038	16,662,631	16,681,205	-	6,612,472	168,023	158,593

CHANGES IN UNITS:
Beginning units	538,897	664,711	926,687	1,106,253	333,020	434,499	11,554	20,659
Units purchased	40,876	19,346	49,163	9,917	32,910	10,769	2,735	108
Units redeemed	(579,773)	(145,160)	(192,176)	(189,483)	(365,930)	(112,248)	(3,382)	(9,213)

Ending units	-	538,897	783,674	926,687	-	333,020	10,907	11,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FAMP		FCP		FGOP		FOP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,506	3,853	(6,158)	(255)	(1,112)	(748)	(270)	1,031
Realized gain (loss) on investments	(1,218)	(45,813)	(119,974)	(46,206)	(21,583)	(23,287)	(513)	(6,780)
Change in unrealized gain (loss) on investments	49,784	113,877	185,207	168,094	39,090	50,765	11,144	38,910
Reinvested capital gains	2,257	603	-	115	-	-	239	499

Net increase (decrease) in contract owners’ equity resulting from operations	52,329	72,520	59,075	121,748	16,395	26,730	10,600	33,660

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	905	-	-	-	-
Transfers between funds	21,837	66,563	(453,163)	-	(83,027)	312	-	-
Redemptions (note 3)	(17,666)	(118,995)	(77,651)	(96,569)	(27,132)	(16,378)	(49,499)	(28,333)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	(7)	11	(14)	(3)	(2)	(4)	(12)

Net equity transactions	4,162	(52,439)	(530,803)	(95,678)	(110,162)	(16,068)	(49,503)	(28,345)

Net change in contract owners’ equity	56,491	20,081	(471,728)	26,070	(93,767)	10,662	(38,903)	5,315
Contract owners’ equity beginning of period	400,180	380,099	471,728	445,658	93,767	83,105	169,111	163,796

Contract owners’ equity end of period	$456,671	400,180	-	471,728	-	93,767	130,208	169,111

CHANGES IN UNITS:
Beginning units	22,603	27,331	22,120	27,963	9,779	12,464	10,702	12,932
Units purchased	1,224	4,043	1,882	43	287	53	-	-
Units redeemed	(933)	(8,771)	(24,002)	(5,886)	(10,066)	(2,738)	(3,314)	(2,230)

Ending units	22,894	22,603	-	22,120	-	9,779	7,388	10,702

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FOPR		WFVIE1		WFVSG1		WFVSV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4)	(84)	(43,843)	-	(11,429)	-	(41,054)	-
Realized gain (loss) on investments	(1,612)	(25,966)	40,279	-	25,189	-	39,613	-
Change in unrealized gain (loss) on investments	4,578	34,618	1,315,325	-	423,425	-	1,258,112	-
Reinvested capital gains	52	149	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,014	8,717	1,311,761	-	437,185	-	1,256,671	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	10,785	-	22,045	-	53,130	-
Transfers between funds	9	2,210	6,382,358	-	1,660,869	-	5,849,725	-
Redemptions (note 3)	(4,138)	(50,623)	(396,750)	-	(204,675)	-	(370,112)	-
Contingent deferred sales charges (note 2)	-	-	(259)	-	(64)	-	(420)	-
Adjustments to maintain reserves	(5)	(9)	(8,843)	-	(118)	-	157	-

Net equity transactions	(4,134)	(48,422)	5,987,291	-	1,478,057	-	5,532,480	-

Net change in contract owners’ equity	(1,120)	(39,705)	7,299,052	-	1,915,242	-	6,789,151	-
Contract owners’ equity beginning of period	30,495	70,200	-	-	-	-	-	-

Contract owners’ equity end of period	$29,375	30,495	7,299,052	-	1,915,242	-	6,789,151	-

CHANGES IN UNITS:
Beginning units	2,279	6,549	-	-	-	-	-	-
Units purchased	29	375	645,054	-	170,403	-	596,922	-
Units redeemed	(339)	(4,645)	(42,116)	-	(20,572)	-	(40,545)	-

Ending units	1,969	2,279	602,938	-	149,831	-	556,377	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

NATIONWIDE FUNDS GROUP

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE EVERGREEN VARIABLE ANNUITY FUNDS

VA Fundamental Large Cap Fund - Class 1 (EVGI)

VA Omega Fund - Class 1 (EVOM)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)*

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

WELLS FARGO FUNDS

Advantage Funds(R) - VT International Equity - Class 1 (WFVIE1)

Advantage Funds(R) - VT Small Cap Growth - Class 1 (WFVSG1)

Advantage Funds(R) - VT Small Cap Value - Class 1 (WFVSV1)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7.0% of purchase payments redeemed from Evergreen Ultra Advantage contracts and 6.0% of purchase payments redeemed from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0.0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.4%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $452,575 and $935,507 transfers from the Account to the fixed account were $3,477,602 and $3,998,571, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

For guaranteed minimum death benefits, the Company contributed $271,018 and $549,737 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$74,479,175	0	$74,479,175

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases of Investments	Sales of Investments
NVIT Government Bond Fund - Class I (GBF)	$26,573	$26,968
NVIT Money Market Fund - Class I (SAM)	5,998,445	5,998,445
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	8,959	8,973
VA Diversified Capital Builder Fund - Class 1 (EVFF)	17,112,181	15,328,274
VA Diversified Income Builder Fund - Class 1 (EVSI)	8,719,105	7,376,786
VA Fundamental Large Cap Fund - Class 1 (EVGI)	4,847,089	5,250,270
VA Growth Fund - Class 1 (EVGR)	2,258,993	1,883,675
VA International Equity Fund - Class 1 (EVIG)	9,862,997	7,171,651
VA Omega Fund - Class 1 (EVOM)	2,514,114	3,066,013
VA Special Values Fund - Class 1 (EVSC)	9,161,978	6,831,573
High Income Portfolio - Initial Class (FHIP)	59,745	51,679
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	24,782	23,564
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	700,010	580,036
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	135,942	114,359
VIP Fund - Overseas Portfolio - Initial Class (FOP)	52,039	51,526
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	6,345	4,733
Advantage Funds(R) - VT International Equity - Class 1 (WFVIE1)	423,639	463,918
Advantage Funds(R) - VT Small Cap Growth - Class 1 (WFVSG1)	210,018	235,207
Advantage Funds(R) - VT Small Cap Value - Class 1 (WFVSV1)	418,371	457,984

Total	$62,541,325	$54,925,634

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2010	1.40%	13,470	$18.475568	$248,847	2.94%	3.31%
2009	1.40%	12,437	17.882763	222,409	3.56%	1.25%
2008	1.40%	5,360	17.661841	94,667	4.16%	6.21%
2007	1.40%	8,768	16.628917	145,802	4.77%	5.65%
2006	1.40%	19,387	15.739585	305,143	4.10%	1.90%
NVIT Money Market Fund - Class I (SAM)
2010	1.40%	1,262,933	12.722460	16,067,614	0.00%	-1.40%
2009	1.40%	402,766	12.903085	5,196,924	0.05%	-1.36%
2008	1.40%	574,842	13.080803	7,519,395	2.11%	0.62%
2007	1.40%	729,276	12.999564	9,480,270	4.82%	3.32%
2006	1.40%	975,020	12.582135	12,267,833	4.45%	3.07%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	1.40%	41,422	13.879239	574,906	0.00%	7.28%
VA Diversified Capital Builder Fund - Class 1 (EVFF)
2009	1.40%	1,083,329	13.537287	14,665,322	3.36%	38.44%
2008	1.40%	1,354,501	9.778506	13,244,996	0.00%	-46.28%
2007	1.40%	1,881,960	18.202160	34,255,737	4.01%	5.18%
2006	1.40%	2,687,988	17.305306	46,516,455	2.44%	8.31%
VA Diversified Income Builder Fund - Class 1 (EVSI)
2009	1.40%	482,365	14.972696	7,222,289	5.60%	31.42%
2008	1.40%	652,995	11.393070	7,439,618	6.54%	-30.41%
2007	1.40%	958,662	16.371184	15,694,432	4.36%	2.25%
2006	1.40%	1,351,470	16.011293	21,638,782	3.14%	4.46%
VA Fundamental Large Cap Fund - Class 1 (EVGI)
2010	1.40%	1,001,335	24.063115	24,095,215	0.56%	14.83%
2009	1.40%	1,210,937	20.954649	25,374,759	1.16%	34.15%
2008	1.40%	1,538,771	15.619879	24,035,417	1.29%	-33.79%
2007	1.40%	2,179,533	23.591705	51,418,900	0.99%	6.77%
2006	1.40%	3,034,724	22.096447	67,056,618	1.12%	11.10%
VA Growth Fund - Class 1 (EVGR)
2009	1.40%	147,213	10.409754	1,532,440	0.01%	37.82%
2008	1.40%	185,262	7.553173	1,399,316	0.03%	-41.96%
2007	1.40%	256,950	13.012685	3,343,609	0.00%	9.48%
2006	1.40%	348,123	11.885602	4,137,651	0.00%	9.49%
VA International Equity Fund - Class 1 (EVIG)
2009	1.40%	538,897	13.418194	7,231,038	3.54%	14.32%
2008	1.40%	664,711	11.737211	7,801,853	0.00%	-42.31%
2007	1.40%	953,390	20.344309	19,396,061	2.13%	13.38%
2006	1.40%	1,395,933	17.943057	25,047,305	3.56%	21.44%
VA Omega Fund - Class 1 (EVOM)
2010	1.40%	783,674	21.262169	16,662,631	0.86%	18.12%
2009	1.40%	926,687	18.000867	16,681,205	1.44%	41.95%
2008	1.40%	1,106,253	12.680850	14,028,228	0.00%	-28.22%
2007	1.40%	1,503,896	17.665363	26,566,869	0.52%	10.39%
2006	1.40%	2,152,260	16.003384	34,443,443	0.00%	4.54%
VA Special Values Fund - Class 1 (EVSC)
2009	1.40%	333,020	19.856022	6,612,472	0.61%	27.59%
2008	1.40%	434,499	15.562725	6,761,988	1.02%	-32.27%
2007	1.40%	625,728	22.977896	14,377,913	1.31%	-8.82%
2006	1.40%	862,482	25.200367	21,734,863	0.72%	19.85%
High Income Portfolio - Initial Class (FHIP)
2010	1.40%	10,907	15.405041	168,023	7.76%	12.23%
2009	1.40%	11,554	13.726238	158,593	6.16%	41.94%
2008	1.40%	20,659	9.670160	199,776	8.63%	-26.04%
2007	1.40%	22,274	13.074130	291,213	7.75%	1.34%
2006	1.40%	26,280	12.901321	339,047	7.77%	9.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2010	1.40%	22,894	$19.947208	$456,671	1.77%	12.67%
2009	1.40%	22,603	17.704739	400,180	2.52%	27.31%
2008	1.40%	27,331	13.907251	380,099	2.32%	-29.72%
2007	1.40%	38,778	19.787651	767,326	6.09%	13.88%
2006	1.40%	50,688	17.376090	880,759	2.78%	5.82%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.40%	22,120	21.325859	471,728	1.35%	33.81%
2008	1.40%	27,963	15.937430	445,658	0.79%	-43.32%
2007	1.40%	41,473	28.118509	1,166,159	0.72%	15.94%
2006	1.40%	73,111	24.253159	1,773,173	1.24%	10.16%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.40%	9,779	9.588657	93,767	0.47%	43.81%
2008	1.40%	12,464	6.667612	83,105	0.25%	-55.65%
2007	1.40%	27,600	15.033820	414,933	0.00%	21.45%
2006	1.40%	52,017	12.378703	643,903	0.63%	3.98%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	1.40%	7,388	17.624181	130,208	1.24%	11.53%
2009	1.40%	10,702	15.801833	169,111	2.07%	24.76%
2008	1.40%	12,932	12.665983	163,796	2.46%	-44.59%
2007	1.40%	15,424	22.860037	352,593	3.34%	15.66%
2006	1.40%	17,822	19.764649	352,246	0.98%	16.43%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2010	1.40%	1,969	14.918680	29,375	1.40%	11.49%
2009	1.40%	2,279	13.380863	30,495	1.23%	24.83%
2008	1.40%	6,549	10.719167	70,200	2.99%	-44.60%
2007	1.40%	5,425	19.349661	104,972	3.37%	15.70%
2006	1.40%	4,749	16.723335	79,419	0.69%	16.37%
Advantage Funds(R) - VT International Equity - Class 1 (WFVIE1)
2010	1.40%	602,938	12.105829	7,299,052	0.00%	21.06%	7/16/2010
Advantage Funds(R) - VT Small Cap Growth - Class 1 (WFVSG1)
2010	1.40%	149,831	12.782681	1,915,242	0.00%	27.83%	7/16/2010
Advantage Funds(R) - VT Small Cap Value - Class 1 (WFVSV1)
2010	1.40%	556,377	12.202450	6,789,151	0.00%	22.02%	7/16/2010

2010	Reserves for annuity contracts in payout phase:				0
2010	Contract owners equity:				$74,436,935
2009	Reserves for annuity contracts in payout phase:				0
2009	Contract owners equity:				$86,062,732
2008	Reserves for annuity contracts in payout phase:				0
2008	Contract owners equity:				$83,668,112
2007	Reserves for annuity contracts in payout phase:				20,459
2007	Contract owners equity:				$177,797,248
2006	Reserves for annuity contracts in payout phase:				39,841
2006	Contract owners equity:				$237,256,481
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.